UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acuity Capital Management LLC
Address:  4 Greenwich Office Park
          3rd Floor
          Greenwich, CT  06831

Form 13F File Number:  028-12286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kostolansky
Title:  Chief Financial Officer
Phone:  (203) 862-3344

Signature, Place, and Date of Signing:

/s/ Michael Kostolansky      Greenwich, CT           August 10, 2011
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $44,015 (in thousands)

List of Other Included Managers:


* Messrs. Howard Needle and David Harris are the investment managers of Acuity Capital Management LLC, and Acuity Capital Advisors LLC, which have investment discretion over the investment portfolios reported herein.

                                   Title of                   Mkt Val     SH/PRN    SH/ PUT/ Invest  Other   Voting Authority
Name of Issuer                       Class          CUSIP     (x1,000)    Amount    PRN CALL  Disc   Mgrs    Sole    Shared None
AMERICAN EQTY INVT LIFE HLD    NOTE 5.250%12/0      025676AE7    2,058    2,000,000 PRN      DEFINED       2,000,000
CITIGROUP INC                  *W EXP 01/04/201     172967226      151      215,400 SH       DEFINED         215,400
CUBIST PHARMACEUTICALS INC     NOTE 2.500%11/0      229678AD9    3,472    2,500,000 PRN      DEFINED       2,500,000
GENERAL MTRS CO                *W EXP 07/10/201     37045V126    2,388      150,000 SH       DEFINED         150,000
HECKMANN CORP                  *W EXP 11/09/201     422680116      162      368,200 SH       DEFINED         368,200
ILLUMINA INC                   COM                  452327109    1,706       22,700 SH       DEFINED          22,700
INCYTE CORP                    NOTE 4.750%10/0      45337CAJ1    3,455    1,500,000 PRN      DEFINED       1,500,000
ITRON INC                      NOTE 2.500% 8/0      465741AJ5    1,504    1,500,000 PRN      DEFINED       1,500,000
JDS UNIPHASE CORP              COM PAR $0.001       46612J507      295       17,700 SH       DEFINED          17,700
LAM RESEARCH CORP              COM                  512807108      775       17,500 SH       DEFINED          17,500
LIBERTY MEDIA CORP NEW         DEB 3.125% 3/3       530718AF2    3,002    2,500,000 PRN      DEFINED       2,500,000
MICROCHIP TECHNOLOGY INC       SDCV 2.125%12/1      595017AB0    4,097    3,000,000 PRN      DEFINED       3,000,000
MYLAN INC                      NOTE 3.750% 9/1      628530AJ6    5,903    3,000,000 PRN      DEFINED       3,000,000
PIONEER NAT RES CO             NOTE 2.875% 1/1      723787AH0    3,867    2,500,000 PRN      DEFINED       2,500,000
PROMOTORA DE INFORMACIONES S   ADR CL B CONV        74343G303      475       47,500 SH       DEFINED          47,500
RAMBUS INC DEL                 COM                  750917106       34       50,000 SH  CALL DEFINED          50,000
SUNPOWER CORP                  DBCV 4.500% 3/1      867652AE9    2,203    2,000,000 PRN      DEFINED       2,000,000
TECH DATA CORP                 DBCV 2.750%12/1      878237AE6    2,089    2,000,000 PRN      DEFINED       2,000,000
TERADYNE INC                   NOTE 4.500% 3/1      880770AE2    2,785    1,000,000 PRN      DEFINED       1,000,000
UNITED RENTALS INC             NOTE 4.000%11/1      911363AL3    3,594    1,500,000 PRN      DEFINED       1,500,000
                                                                44,015